Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
FAIR VALUE MEASUREMENTS
The Fair Value Measurements and Disclosures Topic of the FASB ASC establishes a valuation hierarchy for disclosure of the inputs to the valuations used to measure fair value. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

▪	Level 1 - quoted prices in active markets for identical assets or liabilities;

▪	Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly;

▪	Level 3 - unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.
The following table provides the assets and liabilities carried at fair value measured on a recurring and non-recurring basis as of December 31, 2015 and 2014:

2015 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$951	$951	$—	$—
Derivative assets	101	—	101	—
Derivative liabilities	(533)	—	(533)	—

2014 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$961	$961	$—	$—
Derivative assets	142	—	142	—
Derivative liabilities	(319)	—	(319)	—
Non-recurring fair value measurements:
Business dispositions	3	—	3	—

In 2015, we recorded net gains of approximately $126 million as a result of a fair value adjustment related to the acquisition of a controlling interest in a UTC Climate, Controls & Security joint venture investment, and an impairment charge of $61 million related to certain assets held for sale by UTC Aerospace Systems.
During 2014, we recorded net gains of approximately $23 million, including a $48 million gain during 2014, as a result of fair value adjustments related to the acquisition of the majority interest in a Pratt & Whitney joint venture. During 2014, we also recorded an approximately $30 million net gain from UTC Climate, Controls & Security's ongoing portfolio transformation, primarily due to a gain on the sale of an interest in a joint venture in North America, and a charge of approximately $28 million, included in discontinued operations, to adjust the fair value of a Sikorsky joint venture investment.
Valuation Techniques. Our available-for-sale securities include equity investments that are traded in active markets, either domestically or internationally and are measured at fair value using closing stock prices from active markets. Our derivative assets and liabilities include foreign exchange contracts and commodity derivatives that are measured at fair value using internal models based on observable market inputs such as forward rates, interest rates, our own credit risk and our counterparties' credit risks. As of December 31, 2015, there were no significant transfers in and out of Level 1 and Level 2.
As of December 31, 2015, there has not been any significant impact to the fair value of our derivative liabilities due to our own credit risk. Similarly, there has not been any significant adverse impact to our derivative assets based on our evaluation of our counterparties' credit risks.
The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value at December 31, 2015 and 2014:

	December 31, 2015		December 31, 2014
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$224	$209	$214	$204
Customer financing notes receivable	403	403	262	260
Short-term borrowings	(926)	(926)	(126)	(126)
Long-term debt (excluding capitalized leases)	(19,476)	(21,198)	(19,623)	(22,244)
Long-term liabilities	(458)	(419)	(80)	(74)

The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2015:

(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$209	$—	$209	$—
Customer financing notes receivable	403	—	403	—
Short-term borrowings	(926)	—	(727)	(199)
Long-term debt (excluding capitalized leases)	(21,198)	—	(20,845)	(353)
Long-term liabilities	(419)	—	(419)	—